Capital assets (Tables)	12 Months Ended
Dec. 31, 2022
Capital assets
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2022	2021
Balance at January 1	4,824,195	3,107,104
Acquisitions	572,535	180,806
Additions	528,056	339,390
Increase in right-of-use assets	13,871	551
Transfers from exploration and evaluation assets	1,223	11,495
Impairment reversal	192,094	1,302,619
Depletion and depreciation	(546,381)	(538,704)
Changes in asset retirement obligations	65,462	528,714
Foreign exchange	40,467	(107,780)
Balance at December 31	5,691,522	4,824,195

Cost	12,058,520	10,849,047
Accumulated depletion, depreciation, and impairment	(6,366,998)	(6,024,852)
Carrying amount at December 31, 2022	5,691,522	4,824,195

Summary of carrying balance and depreciation charge relating to right-of-use assets

	As at Dec 31, 2022		As at Dec 31, 2021
($M)	Depreciation	Balance	Depreciation	Balance
Office space	8,328	31,199	8,921	38,216
Gas processing facilities	7,691	13,415	7,691	20,504
Oil storage facilities	2,429	8,970	2,644	11,480
Vehicles and equipment	4,716	13,944	3,629	6,038
Total	23,164	67,528	22,885	76,238

Schedule of benchmark price forecasts used to calculate the recoverable amounts

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (2)
Brent Crude ($ US/bbl) (1)	100.50	89.50	79.64	81.23	82.86	84.51	86.21	87.94	89.69	91.48
WTI Crude ($ US/bbl) (1)	95.00	85.00	75.64	77.15	78.70	80.27	81.88	83.52	85.19	86.89
Exchange rate (CAD/USD)	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80

Schedule of sensitivity impacts on impairment charges

Operating Segment	CGU	Impairment Reversal (1)	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Canada	Saskatchewan	159,985	2,150,936	—	—
France	Neocomian	32,109	166,818	—	—
Total		192,094	2,317,754	—	—